OTHER RECEIVABLES, NET (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Other Receivables [Line Items]
Due from suppliers	$ 2,262,482	$ 1,153,700
Advances to employees	44,064	201,252
Other Receivables, Gross, Current	2,306,546	1,354,952
Allowance for doubtful accounts	(598,747)	(598,747)
Other Receivables, Net, Current, Total	$ 1,707,799	$ 756,205